LONG-TERM DEBT - Long-Term Debt Activity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	$ 550		$ 2,540
Net issuance of long-term debt	550		2,540
Long-term debt net of transaction costs, beginning of year	18,201		15,967
Net issuance of long-term debt	550		2,540
Payments for debt issue costs	31		23
Gain on foreign exchange	(50)		(297)
Deferred transaction costs incurred	(31)		(23)
Amortization of deferred transaction costs	18		14
Long-term debt net of transaction costs, end of year	18,688		18,201
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Net issuance of long-term debt	0		21
Net issuance of long-term debt	0		21
Bank Credit Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	$ 0	$ 0	$ 1,385	$ 970
Exchange rate on proceeds from non-current borrowings	0	0	1.428	1.428
Repayment of long-term debt	$ 0	$ 0	$ (1,364)	$ (970)
Exchange rate on repayments of non-current borrowings	0	0	1.406	1.406
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	$ 0		$ 2,519
Net issuance of long-term debt	(1,450)		2,519
Net issuance of long-term debt	(1,450)		2,519
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	0		1,500
Repayment of long-term debt	(1,450)		0
Senior Notes, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	$ 0		$ 1,019
Exchange rate on proceeds from non-current borrowings	0	0	1.359	1.359
Principal amount		$ 0		$ 750
Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs	$ 2,000		$ 0